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                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004
                                Tel: 202-739-3000
                                Fax: 202-739-3001
                               www.morganlewis.com

October 2, 2002


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re: Nuveen Multistate Trust III (File Nos. 333-16611 and 811-07943) Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Nuveen Multistate Trust III (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of prospectus and Statement of Additional Information for the Nuveen Georgia Municipal Bond Fund, Louisiana Municipal Bond Fund, North Carolina Municipal Bond Fund, and Tennessee Municipal Bond Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 7, which was filed via EDGAR on September 27, 2002.

Please contact me at (202) 739-5662 should you have any questions or comments concerning this filing.

Sincerely,

/s/ Thomas S. Harman
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Thomas S. Harman